Prepaid Expenses and Other Current Assets and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Prepaid Expenses And Other Current Assets And Accrued Expenses [Abstract]
Prepaid Expenses and Other Current Assets and Accrued Expenses

Note 3. Prepaid Expenses and Other Current Assets and Accrued Expenses

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Prepaid insurance	$1,741	$23
Prepaid research and development expenses	359	1,686
Other	223	-

Total prepaid expenses and other current assets	$2,323	$1,709

Accrued expenses consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Accrued payroll and related expenses	$839	$311
Accrued research and development expenses	198	100
Professional fees	229	75
Other	53	52

Total accrued expenses	$1,319	$538

Note 4. Prepaid Expenses and Other Current Assets and Accrued Expenses

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2017	2018
Prepaid research and development expenses	$167	$1,686
Other	8	23

Total prepaid expenses and other current assets	$175	$1,709

Accrued expenses consisted of the following (in thousands):

	December 31,
	2017	2018
Accrued payroll and related expenses	$143	$311
Accrued research and development expenses	119	100
Professional fees	133	75
Other	38	52

Total accrued expenses	$433	$538